Schedule of Share Based Payments Award Stock Options Valuation Assumptions (Details)	12 Months Ended
Feb. 29, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%
Risk-free interest rate, minimum	0.19%
Risk-free interest rate, maximum	4.05%
Expected volatility, minimum	100.20%
Expected volatility, maximum	122.80%
Expected life	5 years
2020 Stock Appreciation Rights Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%
Risk-free interest rate, minimum	0.22%
Risk-free interest rate, maximum	2.79%
Expected volatility, minimum	108.70%
Expected volatility, maximum	122.80%
Expected life	5 years